Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

August 28, 2020

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust: Post-Effective Amendment No. 240 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-57793 and 811- 08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 240 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 240”). The purpose of PEA No. 240 is to reflect revised principal investment strategies, and corresponding changes, for the Trust’s SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR® Bloomberg Barclays Investment Grade Floating Rate ETF, SPDR® Bloomberg Barclays Short Term High Yield Bond ETF, SPDR® Nuveen Bloomberg Barclays High Yield Municipal Bond ETF, SPDR® Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR® Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR® Portfolio S&P 1500 Composite Stock Market ETF (formerly, SPDR Portfolio Total Stock Market ETF), SPDR® Portfolio S&P 400 Mid Cap ETF (formerly, SPDR Portfolio Mid Cap ETF), SPDR® Portfolio S&P 500® ETF (formerly, SPDR Portfolio Large Cap ETF), SPDR® Portfolio S&P 600 Small Cap ETF (formerly, SPDR Portfolio Small Cap ETF), SPDR® S&P 500 Fossil Fuel Reserves Free ETF, and SPDR® S&P 600 Small Cap ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001